Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	$ 18,866	$ 17,248
Insurance service results	(18)	(102)
Net finance expenses from insurance contracts	(108)	531
Total cash flows	897	350
Other changes in the net carrying amount of the insurance contract	(3)	5
Insurance contract liabilities, end of period	19,634	18,032
Liabilities for incurred claims	98	116
Liabilities for remaining coverage
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	18,667	17,047
Insurance service results	(603)	(423)
Net finance expenses from insurance contracts	(108)	531
Total cash flows	1,493	658
Other changes in the net carrying amount of the insurance contract	(1)	1
Insurance contract liabilities, end of period	19,448	17,814
Liabilities for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	199	201
Insurance service results	585	321
Net finance expenses from insurance contracts	0	0
Total cash flows	(596)	(308)
Other changes in the net carrying amount of the insurance contract	(2)	4
Insurance contract liabilities, end of period	$ 186	$ 218